Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Summary of Inventories
Years ended December 31,
	2017	2016
Ore in process	$16,764	$6,347
Finished metal inventory	383	-
Supplies	4,837	3,988
	$21,984	$10,335